UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 493-2020
Date of fiscal year end: November 30, 2010
Date of reporting period: August 31, 2010

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 145.3%
Equity Investments(a) — 116.4%
United States — 98.4%
MLP(b)(c) — 46.9%
Alliance Holdings GP, L.P.	95	$3,637
Capital Product Partners L.P.(d)	2,176	17,583
Copano Energy, L.L.C.	355	8,908
Crosstex Energy, L.P.(e)	186	2,228
DCP Midstream Partners, LP	373	11,851
Energy Transfer Equity, L.P.	221	7,672
Energy Transfer Partners, L.P.	141	6,457
Enterprise Products Partners L.P.(f)	909	33,613
Exterran Partners, L.P.	374	8,743
Global Partners LP	292	7,262
Holly Energy Partners, L.P.	99	4,962
Inergy, L.P.	416	15,497
Magellan Midstream Partners, L.P.(f)	111	5,366
MarkWest Energy Partners, L.P.(f)	598	19,916
Martin Midstream Partners L.P.	233	6,921
Navios Maritime Partners L.P.(d)	2,036	35,235
ONEOK Partners, L.P.(f)	77	5,318
Penn Virginia GP Holdings, L.P.	486	9,523
Penn Virginia Resource Partners, L.P.	47	1,055
Plains All American Pipeline, L.P.(g)	1,113	66,838
Quicksilver Gas Services LP	103	2,397
Regency Energy Partners LP	606	14,418
Targa Resources Partners LP	234	5,924
Teekay LNG Partners L.P.	263	8,633
Teekay Offshore Partners L.P.(d)	1,612	34,264
TransMontaigne Partners L.P.	63	2,208
Western Gas Partners, LP	61	1,460
Williams Partners L.P.	430	18,087

		365,976

MLP Affiliates(c) — 29.0%
Enbridge Energy Management, L.L.C.(h)	1,895	100,558
Kinder Morgan Management, LLC(f)(h)	2,137	126,230

		226,788

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Marine Transportation — 12.4%
Baltic Trading Limited	189	$2,114
Crude Carriers Corp.	373	6,740
Diana Shipping Inc.(e)	333	3,964
Frontline Ltd.	75	1,988
Genco Shipping & Trading Limited(e)(f)	481	7,237
Knightsbridge Tankers Limited	715	12,518
Nordic American Tanker Shipping Limited	663	17,544
Overseas Shipholding Group, Inc.(f)	90	2,898
Safe Bulkers, Inc.	1,880	13,985
Teekay Tankers Ltd.	2,405	27,784

		96,772

Coal — 5.6%
Alpha Natural Resources, Inc.(e)	283	10,507
Arch Coal, Inc.	100	2,251
CONSOL Energy Inc.(f)	365	11,760
Massey Energy Company	281	8,093
Peabody Energy Corporation	260	11,132

		43,743

Royalty Trust — 3.6%
ECA Marcellus Trust I(i)	180	3,595
MV Oil Trust	450	12,270
Permian Basin Royalty Trust	680	12,410

		28,275

Other — 0.9%
CenterPoint Energy, Inc.	460	6,797

Total United States (Cost — $574,719)		768,351

Canada — 18.0%
Royalty Trust — 18.0%
ARC Energy Trust	84	1,568
Bonavista Energy Trust	804	18,570
Bonterra Energy Corp.	15	573
Crescent Point Energy Trust	644	22,669
Enerplus Resources Fund	1,455	33,324
NAL Oil & Gas Trust	1,777	17,881
Northland Power Income Fund	80	1,122
Penn West Energy Trust	459	8,613
Peyto Energy Trust	35	460
Vermilion Energy Trust	195	6,506
Westshore Terminals Income Fund	1,108	19,473
Zargon Energy Trust	609	10,284

Total Canada (Cost — $144,340)		141,043

Total Equity Investments (Cost — $719,059)		909,394

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest		Maturity	Principal
Description	Rate		Date	Amount	Value
Energy Debt Investments — 28.9%
Upstream — 11.6%
Antero Resources Finance Corp.	9.375%		12/1/17	$18,500	$19,101
Atlas Energy Resources, LLC	12.125		8/1/17	5,100	5,859
Atlas Energy Resources, LLC	10.750		2/1/18	15,750	17,364
Bill Barrett Corporation	9.875		7/15/16	4,350	4,720
Carrizo Oil & Gas, Inc.(j)	4.375		6/1/28	16,500	15,407
Hilcorp Energy Company	7.750		11/1/15	3,974	4,024
Petroleum Development Corporation	12.000		2/15/18	2,205	2,370
Quicksilver Resources Inc.	11.750		1/1/16	1,000	1,150
Quicksilver Resources Inc.	9.125		8/15/19	6,000	6,435
Rosetta Resources Inc.	9.500		4/15/18	13,500	13,770

					90,200

Marine Transportation — 8.1%
Genco Shipping & Trading Limited(k)	5.000		8/15/15	5,000	4,994
General Maritime Corporation	12.000		11/15/17	11,750	12,426
Navios Maritime Holdings Inc.	9.500		12/15/14	22,250	22,194
Navios Maritime Holdings Inc.	8.875		11/1/17	5,000	5,187
Overseas Shipholding Group, Inc.	7.500		2/15/24	9,602	8,270
Ship Finance International Limited	8.500		12/15/13	10,575	10,548

					63,619

Coal — 4.5%
Foresight Energy LLC	9.625		8/15/17	15,000	14,888
International Coal Group, Inc.	9.125		4/1/18	8,820	9,327
James River Coal Company	9.375		6/1/12	750	766
Patriot Coal Corporation	8.250		4/30/18	10,500	10,421

					35,402

Other — 3.0%
Energy Future Holdings Corp.(l)	10.000		1/15/20	4,000	3,852
NRG Energy, Inc.	8.250		9/1/20	10,000	10,063
Texas Competitive Electric Holdings (l)	(m	)	10/10/14	12,311	9,402

					23,317

Midstream — 1.1%
El Paso Corporation	7.750		1/15/32	4,035	4,062
Holly Corporation	9.875		6/15/17	4,115	4,321

					8,383

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Oilfield Services — 0.6%
Basic Energy Services, Inc.	7.125%	4/15/16	$5,455	$4,882

Total Energy Debt Investments (Cost — $216,501)				225,803

Total Long-Term Investments (Cost — $935,560)				1,135,197

Short-Term Investment — 0.5%
Repurchase Agreement — 0.5%
J.P. Morgan Securities Inc. (Agreement dated 8/31/10 to be repurchased at $3,572), collateralized by $3,643 in U.S. Treasury notes (Cost — $3,566)	0.140	9/1/10		3,566

Total Investments — 145.8% (Cost — $939,126)				1,138,763

Liabilities
Call Option Contracts Written(e)	No. of Contracts
Coal
CONSOL Energy Inc., call option expiring 9/17/10 @ $33.00	750	(73)
Marine Transportation
Genco Shipping & Trading Limited, call option expiring 9/17/10 @ $17.00	1,000	(15)
Overseas Shipholding Group Inc., call option expiring 9/17/10 @ $35.00	400	(16)

		(31)

MLP
Enterprise Products Partners L.P., call option expiring 9/17/10 @ $36.00	950	(95)
Enterprise Products Partners L.P., call option expiring 9/17/10 @ $37.00	850	(53)
Magellan Midstream Partners, L.P., call option expiring 9/17/10 @ $50.00	1,000	(20)
Mark West Energy Partners, L.P., call option expiring 9/17/10 @ $34.00	150	(7)
Mark West Energy Partners, L.P., call option expiring 9/17/10 @ $35.00	150	(2)
ONEOK Partners, L.P., call option expiring 9/17/10 @ $70.00	700	(35)

		(212)

MLP Affiliates
Kinder Morgan Management, LLC, call option expiring 9/17/10 @ $60.00	1,500	(64)

Total Call Option Contracts Written (Premium Received — $706)		(380)
Revolving Credit Facility		(28,000)
Senior Unsecured Notes		(250,000)
Mandatory Redeemable Preferred Stock at Redemption Value		(90,000)
Other Liabilities		(4,094)

Total Liabilities		(372,474)
Other Assets		14,727

Total Liabilities in Excess of Other Assets		(357,747)
Net Assets Applicable To Common Stockholders		$781,016

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at August 31, 2010. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Security is non-income producing.

(f)	Security or a portion thereof is segregated as collateral on option contracts written.

(g)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(h)	Distributions are paid-in-kind.

(i)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(j)	Security is convertible, using a net share settlement process, into a combination of cash and common shares of the issuer. The Fund may require the issuer to repurchase notes at par on June 1, 2013, 2018 and 2023.

(k)	Security is convertible into common shares of the issuer.

(l)	Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries. Texas Competitive Electric Holdings is a wholly owned subsidiary of Energy Future Holdings Corp.

(m)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.79% as of August 31, 2010).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.
At August 31, 2010, the Fund held the following restricted investments, all of which are considered Level 2 categorization:

		Acquisition	Type of	Principal	Cost	Fair	Percent of	Percent of
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Net Assets	Total Assets
Energy Future Holdings Corp.	Senior Notes	(1)	(2)	$4,000	$4,141	$3,852	0.5%	0.3%
Foresight Energy LLC	Senior Notes	(1)	(2)	15,000	14,905	14,888	1.9	1.3
Hilcorp Energy Company	Senior Notes	(1)	(2)	3,974	3,880	4,024	0.5	0.3
Navios Maritime Holdings Inc.	Senior Notes	(1)	(2)	5,000	5,039	5,187	0.7	0.5
NRG Energy, Inc.	Senior Notes	(1)	(2)	10,000	10,150	10,063	1.3	0.9
Rosetta Resources Inc.	Senior Notes	(1)	(2)	13,500	13,568	13,770	1.7	1.2
Texas Competitive Electric Holdings	Secured Term Loan	(1)	(2)	12,311	9,609	9,402	1.2	0.8

Total of securities valued by prices provided by market maker or independent pricing services					$61,292	$61,186	7.8%	5.3%

(1)	These securities were acquired at various dates throughout the nine months ended August 31, 2010 and in prior years. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.

(2)	Unregistered security.
At August 31, 2010, the cost basis of investments for federal income tax purposes was $963,289. At August 31, 2010, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$228,768
Gross unrealized depreciation	(53,294)

Net unrealized appreciation	$175,474

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.
As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury bonds, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2010.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets at Fair Value
Equity investments	$909,394	$909,394	$—	$—
Energy debt investments	225,803	—	225,803	—
Repurchase agreement	3,566	—	3,566	—
Total assets at fair value	$1,138,763	$909,394	$229,369	$—

Liabilities at Fair Value
Call Option Contracts Written	$380	$—	$380	$—

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2010.

Long-Term
Investments
Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2009	$2,237
Transfers in/out of Level 3	(2,237)
Realized gain (losses)	—
Unrealized gains, net	—
Purchases, issuances or settlements	—

Balance —August 31, 2010	$—

At August 31, 2010, the Fund did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3). The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2009.
As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The total number of outstanding options at August 31, 2010 is indicative of the volume of this type of derivative for the period ended August 31, 2010.
The following table sets forth the fair value of the Fund’s derivative instruments.

		Fair Value as of
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	August 31, 2010
Liabilities
Call options	Call option contracts written	$380
The following tables set forth the effect of the Fund’s derivative instruments.

For the Nine Months
Ended August 31, 2010
		Net Realized	Net Change in
		Gains/(Losses) on	Unrealized
		Derivatives	Gains/(Losses) on
	Location of Gains on Derivatives	Recognized	Derivatives Recognized
Derivatives Not Accounted for as Hedging Instruments	Recognized in Income	in Income	in Income
Put options	Options	$(49)	$41
Call options	Options	$6,130	$329

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2010 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.
Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
     1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2010

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 29, 2010